INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Income (loss) before income taxes	$ 226.9	$ (1,123.9)
Income tax expense (recovery) at the combined basic federal and provincial tax rate (26.5% in 2025 and 2024)	60.1	(297.8)
Decrease (increase) resulting from:
Permanent differences	23.1	51.0
Investment tax credit	(39.7)
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	1.3	(3.3)
Recognition of previously unrecognized deductible temporary differences	(13.7)	(497.1)
Non-taxable (loss) income	(47.7)	504.7
Changes in estimate related to prior years	0.0	(11.9)
Other	2.4	28.0
Income tax recovery	$ (14.2)	$ (226.4)	[1]
Applicable tax rate	26.50%	26.50%

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.